Please file this Prospectus Supplement with your records

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Supplement dated January 5, 2010, to the Prospectus dated May 1, 2009, as previously supplemented on August 12, 2009, December 11, 2009, and December 18, 2009.

Effective immediately, Lynne A. Royer no longer serves as a Portfolio Manager for the Wells Fargo Advantage VT Total Return Bond Fund. Troy Ludgood and Thomas M. O’Connor, CFA continue to manage this Fund on behalf of Wells Capital Management Incorporated. All references to Lynne A. Royer in the above referenced Prospectus are hereby deleted.

VTF010/P1410S3

Please file this Statement of Additional Information Supplement with your records

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Supplement dated January 5, 2010, to the Statement of Additional Information dated May 1, 2009, as previously supplemented on June 19, 2009, July 2, 2009, August 12, 2009, December 1, 2009, December 2, 2009, December 7, 2009, December 11, 2009 and December 18, 2009.

Effective immediately, Lynne A. Royer no longer serves as a Portfolio Manager for the Wells Fargo Advantage VT Total Return Bond Fund. Troy Ludgood and Thomas M. O’Connor, CFA, continue to manage this Fund on behalf of Wells Capital Management Incorporated. All references to Lynne A. Royer in the above referenced Statement of Additional Information are hereby deleted.